GENERAL INFORMATION	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [text block] [Abstract]
Disclosure of general information about financial statements [text block]

NOTE 1 - GENERAL INFORMATION

LATAM Airlines Group S.A. (the “Company”) is a public limited company registered with the Commission for the Financial Market under No. 306, whose shares are listed in Chile on the Electronic Stock Exchange of Chile - Stock Exchange and the Santiago Stock Exchange - Stock Exchange, besides being listed in the United States of America on the New York Stock Exchange (“NYSE”), in the form of American Depositary Receipts (“ADRs”).

Its main business is the air transport of passengers and cargo, both in the domestic markets of Chile, Peru, Argentina, Colombia, Ecuador and Brazil, as well as in a series of regional and international routes in America, Europe and Oceania. These businesses are developed directly or by its subsidiaries in Ecuador, Peru, Brazil, Colombia, Argentina and Paraguay. In addition, the Company has subsidiaries that operate in the cargo business in Chile, Brazil and Colombia.

The Company is located in Chile, in the city of Santiago, on Avenida Américo Vespucio Sur No. 901, Renca commune.

As of December 31, 2019, the Company’s statutory capital is represented by 606,407,693 ordinary shares without nominal value. All shares are subscribed and paid considering the capital reduction that occurred in full, after the legal period of three years to subscribe the balance of 466,832 outstanding shares, of the last capital increase approved in August of the year 2016.

The shareholder major of the Company is the Cueto Group, which through the companies Costa Verde Aeronáutica S.A., Costa Verde Aeronáutica SpA, Costa Verde Aeronáutica Tres SpA, Inversiones Nueva Costa Verde Aeronáutica Ltda., Inversiones Priesca Dos y Cía. Ltda., Inversiones Caravia Dos y Cía. Ltda., Inversiones El Fano Dos y Cía. Ltda., Inversiones La Espasa Dos S.A. e Inversiones La Espasa Dos y Cía. Ltda., Owns 21.46% of the shares issued by the Company.

As of December 31, 2019, the Company had a total of 1,228 shareholders in its registry. At that date, approximately 4.17% of the Company’s property was in the form of ADRs.

For the period ended December 31, 2019, the Company had an average of 41,043 employees, ending this period with a total number of 41,729 people, distributed in 6,966 Administration employees, 4,911 in Maintenance, 13,538 in Operations, 9,511 Cabin Crew, 4,298 Cockpit Crew and 2,505 in Sales.

The main subsidiaries included in these consolidated financial statements are as follows:

a)	Participation rate

		Country	Functional	As December 31, 2019			As December 31, 2018			As December 31, 2017
Tax No.	Company	of origin	Currency	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%	%	%	%
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	Chile	US$	-	-	-	99.9900	0.0100	100.0000	99.9900	0.0100	100.0000
96.969.680-0	Lan Pax Group S.A. and Subsidiaries	Chile	US$	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000	99.8361	0.1639	100.0000
Foreign	Latam Airlines Perú S.A.	Peru	US$	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000	49.0000	21.0000	70.0000
93.383.000-4	Lan Cargo S.A.	Chile	US$	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981	99.8940	0.0041	99.8981
Foreign	Connecta Corporation	U.S.A.	US$	100.0000	0.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Prime Airport Services Inc. and Subsidiary	U.S.A.	US$	99.9714	0.0286	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.951.280-7	Transporte Aéreo S.A.	Chile	US$	99.9999	0.0001	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.631.520-2	Fast Air Almacenes de Carga S.A.	Chile	CLP	99.8900	0.1100	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Laser Cargo S.R.L.	Argentina	ARS	96.2208	3.7792	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
Foreign	Lan Cargo Overseas Limited and Subsidiaries	Bahamas	US$	99.9800	0.0200	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary	Chile	US$	99.0000	1.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000
96.575.810-0	Inversiones Lan S.A. and Subsidiaries	Chile	US$	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000	99.7100	0.2900	100.0000
96.847.880-K	Technical Trainning LATAM S.A.	Chile	CLP	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000	99.8300	0.1700	100.0000
Foreign	Latam Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Peuco Finance Limited	Cayman Island	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Profesional Airline Services INC.	U.S.A.	US$	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000	100.0000	0.0000	100.0000
Foreign	Jarletul S.A.	Uruguay	US$	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000	99.0000	1.0000	100.0000
Foreign	TAM S.A. and Subsidiaries (*)	Brazil	BRL	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000	63.0901	36.9099	100.0000

(*)	As of December 31, 2019, the indirect participation percentage on TAM S.A. and Subsidiaries is from Holdco I S.A., a company over which LATAM Airlines Group S.A. it has a 99.9983% share on economic rights and 51.04% of political rights. Its percentage arise as a result of the provisional measure No. 863 of the Brazilian government implemented in December 2018 that allows foreign capital to have up to 100% of the property.

b)	Financial Information

		Statement of financial position									Net Income
											For the year ended
											December 31,
		As of December 31, 2019			As of December 31, 2018			As of December 31, 2017			2019	2018	2017
Tax No.	Company	Assets	Liabilities	Equity	Assets	Liabilities	Equity	Assets	Liabilities	Equity		Gain /(loss)
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
						Restated			Restated			Restated	Restated
96.518.860-6	Latam Travel Chile S.A. and Subsidiary	-	-	-	10,841	3,909	6,932	6,771	2,197	4,574	-	2,385	1,833
96.969.680-0	Lan Pax Group S.A. and Subsidiaries (*)	632,673	1,487,248	(853,624)	526,017	1,281,800	(751,960)	499,345	1,101,548	(596,406)	(26,551)	(48,061)	(35,943)
Foreign	Latam Airlines Perú S.A.	519,363	510,672	8,691	419,325	409,221	10,104	315,607	303,204	12,403	(3,550)	5,416	1,205
93.383.000-4	Lan Cargo S.A.	634,852	462,666	172,186	513,367	336,715	176,652	584,169	371,934	212,235	(4,157)	(34,322)	(30,220)
Foreign	Connecta Corporation	64,110	24,023	40,087	66,593	28,183	38,410	38,735	17,428	21,487	1,677	16,923	13,030
Foreign	Prime Airport Services Inc. and Subsidiary (*)	22,068	23,102	(1,034)	15,817	17,654	(1,837)	12,671	15,722	(3,051)	802	1,225	857
96.951.280-7	Transporte Aéreo S.A.	359,335	142,423	216,912	331,496	129,233	202,263	324,498	104,357	220,141	14,610	(17,609)	2,172
96.631.520-2	Fast Air Almacenes de Carga S.A.	20,182	12,601	7,581	17,057	9,614	7,443	12,931	4,863	8,068	796	(3)	939
Foreign	Laser Cargo S.R.L.	(10)	-	(10)	26	13	13	18	27	(9)	-	(3)	2
Foreign	Lan Cargo Overseas Limited and Subsidiaries (*)	48,929	15,228	33,450	53,326	13,040	40,028	66,039	42,271	18,808	(6,579)	19,121	3,438
96.969.690-8	Lan Cargo Inversiones S.A. and Subsidiary (*)	65,422	78,890	(12,111)	181,522	192,059	(9,614)	144,884	156,005	(10,112)	(2,497)	497	3,389
96.575.810-0	Inversiones Lan S.A. and Subsidiaries (*)	1,329	50	1,279	1,383	50	1,333	11,681	5,201	6,377	(54)	(4,774)	1,561
96.847.880-K	Technical Trainning LATAM S.A.	2,378	1,075	1,303	2,879	1,031	1,848	1,967	367	1,600	(282)	884	109
Foreign	Latam Finance Limited	1,362,762	1,531,238	(168,476)	679,034	756,774	(77,740)	678,289	708,306	(30,017)	(90,736)	(47,723)	(30,017)
Foreign	Peuco Finance Limited	664,458	664,458	-	608,191	608,191	-	608,191	608,191	-	-	-	-
Foreign	Profesional Airline Services INC.	3,509	1,950	1,559	2,430	1,967	463	3,703	3,438	265	1,096	197	294
Foreign	Jarletul S.A.	150	860	(710)	18	125	(107)	-	-	-	(603)	(107)	-
Foreign	TAM S.A. and Subsidiaries (*)	5,090,180	3,550,875	1,539,305	4,420,546	3,256,017	1,164,529	4,490,714	3,555,423	856,829	186,140	389,072	160,582

(*)	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling interest.

Additionally, special purpose entities have been consolidated: 1. Chercán Leasing Limited, created for aircraft advances financing; 2. Guanay Finance Limited, created for the issuance of secured bonds with future credit card payments; 3. Private investment funds; 4. Dia Patagonia Limited, Alma Leasing C.O. Limited, FC Initial Leasing Limited, Vari Leasing Limited, Dia Iguazu Limited, Condor Leasing C.O. Limited, FI Timothy Leasing Limited, Yamasa Sangyo Aircraft LA1 Kumiai, Yamasa Sangyo Aircraft LA2 Kumiai, LS-Aviation No.19 C.O. Limited, LS-Aviation No.20 C.O. Limited, LS-Aviation No.21 C.O. Limited, LS-Aviation No.22 C.O. Limited and LS-Aviation No.23 Co. Limited created for aircraft financing. Those companies have been consolidated as required by IFRS 10.

All controlled entities have been included in the consolidation.

Changes occurred in the consolidation perimeter between January 1, 2018 and December 31, 2019, are detailed below:

(1)	Incorporation or acquisition of companies

-	On January 22, 2018, Lan Pax Group S.A., purchased 17,717 shares of Laser Cargo SRL. to Andes Airport Service S.A., consequently Lan Pax Group S.A. ownership is 3.77922% and Lan Cargo S.A. with a 96.22078% share of Laser Cargo SRL.

-	On March 13, 2018, the company Jarletul S.A., was create. The company ownership is 99% of LATAM Airlines Group S.A. and a 1% is from Inversiones Lan S. A., and its main activity is a travel agency.

-	As of December 31, 2018, Inversiones LAN S.A., subsidiary of LATAM Airlines Group S.A., acquired 5,319 shares of Aerovías de Integración Regional Aires S.A. a non-controlling shareholder, consequently, the indirect participation of LATAM Airlines Group S.A. corresponds to 99.2012%.

-	In April 2019, TAM Linhas Aereas S.A, through a public offering of shares, acquired 27.26% of the shares of Multiplus S.A., owned by minority shareholders. Subsequently, the Company TAM S.A assigned 72.74% of its stake in Multiplus S.A., through a capital increase, to TAM Linhas Aerea S.A.; Because of 100% of the shares remain under the control of TAM Linhas Aereas S.A. a merge with Multiplus S.A. was materialized, leaving Multiplus S.A. from being an independent company on May 31, 2019. As result of the merger by incorporation, the Coalition and Loyalty Program of Multiplus S.A. which was identified as an independent Cash Generating Unit (CGU), and which also represented an operating segment, becomes part, as well as, the other loyalty programs of the group (LATAM Pass and LATAM Fidelidade), of the CGU Air Transport. Additionally, from that moment LATAM has a single operating segment within the Group.

The value of the acquisition of this transaction was ThUS $ 294,105.

-	By public deed dated November 20, 2019 LATAM Airlines Group S.A. acquires 100% of the shares of LATAM Travel Chile S.A.

Under the provisions of No. 2 of Art. 103 of Law No. 18,046 on Corporations, for having collected all the shares held by a single shareholder and for having elapsed the period of 10 days without having amended said situation, the company LATAM Travel Chile S.A. It has been fully dissolved on December 1, 2019.

As a result of the dissolution of the company LATAM Travel Chile S.A., the company LATAM Airlines Group S.A. assumes from that date all obligations and rights corresponding to the first.

(2)	Disposal of companies.

-	On May 7, 2018 LATAM Airlines Group S.A. and its subsidiaries Inversiones LAN S.A. and LAN Pax Group S.A., sold, assigned and transferred to the Spanish companies Acciona Airport Services, S.A. and Acciona Aeropuertos, S.L., 100% of its shares in the subsidiary Andes Airport Services S.A.

The sale value of Andes Airport Services S.A. it was ThUS$ 39,108

-	On November 30, 2018, Mas Investment Limited, a subsidiary of LATAM Airlines Group S.A., sold to Puente Aéreo Corporación S.A. de C.V. his participation in the companies Aero Transportes Mas de Carga S.A. de C.V. and Promotora Aérea Latino Americana S.A. de C.V.

The sale value of this transaction was ThUS$ 29,466.